Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,000,000
Previously Paid Amount	0.00
Total Fee Amount	2,602.70
Total Offset Amount	0.00
Net Fee	2,602.70
Narrative - Max Aggregate Offering Price	$ 17,000,000
Final Prospectus	true